ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Change in Other Comprehensive Income (Loss) By Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 17,319	$ 19,242
Net current period other comprehensive income (loss)	(665)	(598)	$ 482
Ending balance	16,434	17,319	19,242
Foreign Exchange Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(2,832)	(2,478)	(2,780)
Other comprehensive income (loss) before reclassifications	(269)	(344)	314
Amounts reclassified from accumulated other comprehensive income (loss)	0	(10)	(12)
Net current period other comprehensive income (loss)	(269)	(354)	302
Ending balance	(3,101)	(2,832)	(2,478)
Pension and Other Postretirement Benefit Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(648)	(415)	(601)
Other comprehensive income (loss) before reclassifications	(477)	(623)	268
Amounts reclassified from accumulated other comprehensive income (loss)	70	390	(82)
Net current period other comprehensive income (loss)	(407)	(233)	186
Ending balance	(1,055)	(648)	(415)
Changes in Fair Value of Available for Sale Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(7)	1	4
Other comprehensive income (loss) before reclassifications	5	(8)	(3)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Net current period other comprehensive income (loss)	5	(8)	(3)
Ending balance	(2)	(7)	1
Changes in Fair Value of Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	12	(3)	0
Other comprehensive income (loss) before reclassifications	60	71	17
Amounts reclassified from accumulated other comprehensive income (loss)	(49)	(56)	(20)
Net current period other comprehensive income (loss)	11	15	(3)
Ending balance	23	12	(3)
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3,475)	(2,895)	(3,377)
Other comprehensive income (loss) before reclassifications	(681)	(904)	596
Amounts reclassified from accumulated other comprehensive income (loss)	21	324	(114)
Net current period other comprehensive income (loss)	(660)	(580)	482
Ending balance	$ (4,135)	$ (3,475)	$ (2,895)